Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statutory federal income tax rate (in percent)			21.00%		21.00%	20.69%
Effective income tax rate	(16.22%)	98.16%	(37.57%)	36.23%	0.68%	(0.51%)
Valuation allowance					$ 60,937,000	$ 51,225,000
Federal operating loss carryforwards					186,800,000
Net operating loss carryforwards					90,900,000
Tax credit carryforwards					4,989,000	4,388,000
Unrecognized tax benefits					4,283,000	3,811,000	$ 2,985,000
Income Tax Expense (Benefit)	$ 55,000	$ (12,000)	$ 348,000	$ (85,000)	(598,000)	$ 534,000
Maximum [Member]
Valuation allowance					$ 9,700,000
Domestic Tax Jurisdiction [Member]
Statutory federal income tax rate (in percent)					21.00%
Valuation allowance					$ 60,900,000
Tax credit carryforwards					4,800,000
Foreign Tax Jurisdiction [Member]
Valuation allowance					51,200,000
Foreign tax credits					1,100,000
State and Local Jurisdiction [Member]
Effective income tax rate	0.22%	0.10%	0.64%	0.14%
Tax credit carryforwards					$ 3,700,000
BURTECH ACQUISITION CORP [Member]
Statutory federal income tax rate (in percent)					21.00%	21.00%
Valuation allowances					$ 187,264	$ 274,031
Effective income tax rate					43.40%	32.10%
Valuation allowance					$ 475,133	$ 287,868
Federal operating loss carryforwards					0	0
Unrecognized tax benefits					0
Income Tax Expense (Benefit)	$ 122,233	$ 179,326	$ 406,071	$ 952,909	$ 1,027,644	$ 791,758